Summary of RSU Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Beginning Balance	20,695	1,704
Weighted Average Grant Date Fair Value, Beginning balance Outstanding	$ 149.00	$ 348.00
Units, Granted	44,557	29,777
Weighted Average Grant Date Fair Value, Granted	$ 21.96	$ 140.60
Units, Vested	(38,304)	(10,048)
Weighted Average Grant Date Fair Value, Vested	$ 36.84	$ 238.20
Units, Forfeited	(240)	(738)
Weighted Average Grant Date Fair Value, Forfeited	$ 206.00	$ 169.80
Units, Ending Balance	26,708	20,695
Weighted Average Grant Date Fair Value, Ending balance Outstanding	$ 71.77	$ 149.00